Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 1	$ 24,904,321
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 2	29,522,952
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 3	15,040,537
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 4	17,541,786
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 5	9,856,344
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 6	18,031,318
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 7	7,440
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 8	(6,050,152)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 9	3,699,088
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 10	0
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 11	(2,038,675)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 12	1,000,272
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 13	1,667,853
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 14	(5,049,880)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 15	(168,882)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 16	(210,658)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 17	1,498,971
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 18	$ (5,260,538)